American Century Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

GROWTH * ULTRA(reg.tm) * SELECT * VISTA * HERITAGE
Supplement dated August 1, 2000 * Prospectus dated March 1, 2000

SPECIAL MEETING OF SHAREHOLDERS

At a Special Shareholders Meeting held June 16, 2000, the shareholders of Select and Heritage approved a change in the investment policy of the funds that would eliminate the dividend-paying securities restriction. This change allows the funds to seek investments in successful companies regardless of their dividend-paying histories.

The fourth paragraph on page 7 of the Investor Class prospectus, page 6 of the
Advisor Class prospectus and page 6 of the Institutional Class prospectus is deleted.

The investment manager has proposed, and the Board of Directors accepted, a reduced fee for the management services provided to Ultra effective August 1,
2000.

The following replaces the Annual Operating Expenses chart on page 5 of the
Investor Class prospectus.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

            Management    Distribution and       Other         Total Annual Fund
            Fee           Service (12b-1) Fees   Expenses(1)   Operating Expenses
----------------------------------------------------------------------------------
Growth      1.00%         None                   0.00%         1.00%
----------------------------------------------------------------------------------
Ultra       0.98%(2)      None                   0.00%         0.98%
----------------------------------------------------------------------------------
Select      1.00%         None                   0.00%         1.00%
----------------------------------------------------------------------------------
Vista       1.00%         None                   0.00%         1.00%
----------------------------------------------------------------------------------
Heritage    1.00%         None                   0.00%         1.00%

(1) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

(2) Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

The following replaces the Example chart on page 5 of the Investor Class prospectus.

           1 year         3 years        5 years        10 years
-----------------------------------------------------------------
Growth     $102           $318           $551           $1,219
-----------------------------------------------------------------
Ultra      $100           $311           $540           $1,196
-----------------------------------------------------------------
Select     $102           $318           $551           $1,219
-----------------------------------------------------------------
Vista      $102           $318           $551           $1,219
-----------------------------------------------------------------
Heritage   $102           $318           $551           $1,219

The following replaces the Annual Operating Expenses chart on page 4 of the
Advisor Class prospectus.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

            Management    Distribution and           Other          Total Annual Fund
            Fee           Service (12b-1) Fees(1)    Expenses(2)    Operating Expenses
---------------------------------------------------------------------------------------
Growth      0.75%         0.50%                      0.00%          1.25%
---------------------------------------------------------------------------------------
Ultra       0.73%(3)      0.50%                      0.00%          1.23%
---------------------------------------------------------------------------------------
Select      0.75%         0.50%                      0.00%          1.25%
---------------------------------------------------------------------------------------
Vista       0.75%         0.50%                      0.00%          1.25%
---------------------------------------------------------------------------------------
Heritage    0.75%         0.50%                      0.00%          1.25%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 12.

(2) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

(3) Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

The following replaces the Example chart on page 4 of the Advisor Class prospectus.

             1 year             3 years           5 years          10 years
--------------------------------------------------------------------------------
Growth       $127               $395              $683             $1,503
--------------------------------------------------------------------------------
Ultra        $125               $389              $673             $1,480
--------------------------------------------------------------------------------
Select       $127               $395              $683             $1,503
--------------------------------------------------------------------------------
Vista        $127               $395              $683             $1,503
--------------------------------------------------------------------------------
Heritage     $127               $395              $683             $1,503

The following replaces the Annual Operating Expenses chart on page 4 of the
Institutional Class prospectus.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management     Distribution and           Other            Total Annual Fund
              Fee            Service (12b-1) Fees       Expenses(1)      Operating Expenses
-------------------------------------------------------------------------------------------
Growth        0.80%          None                       0.00%            0.80%
-------------------------------------------------------------------------------------------
Ultra         0.78%(2)       None                       0.00%            0.78%
-------------------------------------------------------------------------------------------
Select        0.80%          None                       0.00%            0.80%
-------------------------------------------------------------------------------------------
Vista         0.80%          None                       0.00%            0.80%
-------------------------------------------------------------------------------------------
Heritage      0.80%          None                       0.00%            0.80%

(1) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

(2) Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

The following replaces the Example chart on page 4 of the Institutional Class prospectus.

           1 year             3 years             5 years            10 years
-------------------------------------------------------------------------------
Growth     $82                $255                $443               $987
-------------------------------------------------------------------------------
Ultra      $80                $249                $432               $963
-------------------------------------------------------------------------------
Select     $82                $255                $443               $987
-------------------------------------------------------------------------------
Vista      $82                $255                $443               $987
-------------------------------------------------------------------------------
Heritage   $82                $255                $443               $987

The following replaces the fifth paragraph on page 8 of the Investor Class prospectus.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the Investor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Beginning August 1,
2000, for the services it provides to Ultra, the advisor will receive a unified management fee of 1.00% of average net assets of the first $20 billion and 0.95%
over $20 billion.

The following replaces the fifth paragraph on page 7 of the Advisor Class prospectus.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 0.75% of the average net assets of the Advisor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Beginning August 1,
2000, for the services it provides to Ultra, the advisor will receive a unified management fee of 0.75% of average net assets of the first $20 billion and 0.70%
over $20 billion.

The following replaces the fifth paragraph on page 7 of the Institutional Class prospectus.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 0.80% of the average net assets of the Institutional Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Beginning August
1, 2000, for the services it provides to Ultra, the advisor will receive a unified management fee of 0.80% of average net assets of the first $20 billion and 0.75% over $20 billion.

The following replaces the chart on page 13 of the Investor Class prospectus.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
---------------------------------------------
Individual or Joint                 $2,500
---------------------------------------------
Traditional IRA                     $1,000
---------------------------------------------
Roth IRA                            $1,000
---------------------------------------------
Education IRA                       $500
---------------------------------------------
UGMA/UTMA                           $2,500
---------------------------------------------
403(b)                              $1,000(1)
---------------------------------------------
Qualified Retirement Plans          $2,500(2)

(1) American Century will waive the minimum if: (A) you contribute at least $50 a month in each fund you select or, (B) your plan contribution is less than
    $50 a month and is invested in one fund.

(2) The minimum investment requirements may be different for some types of retirement accounts.

The sixth paragraph on page 10 of the Institutional Class prospectus is deleted

The third sentence of the sixth paragraph on page 14 of the Institutional Class prospectus and page 12 of the Advisor Class prospectus is deleted.

SH-SPL-21582  0008

American Century Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

BALANCED
Supplement dated August 1, 2000 * Prospectus dated March 1, 2000

The investment manager has proposed, and the Board of Directors accepted, a reduced fee for the management services provided to Balanced effective August 1,
2000.

The following replaces the Annual Operating Expenses chart on page 4 of the
Investor Class prospectus.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management  Distribution and       Other          Total Annual Fund
           Fee(1)      Service (12b-1) Fees   Expenses(2)    Operating Expenses
-------------------------------------------------------------------------------
Balanced   0.90%       None                   0.00%          0.90%

(1)  Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% or the most recent fiscal year.

The following replaces the Example chart on page 4 of the Investor Class prospectus.

             1 year    3 years      5 years             10 years
---------------------------------------------------------------------------
Balanced     $92       $286         $497                $1,104

The following replaces the Annual Operating Expenses chart on page 4 of the
Advisor Class prospectus.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management  Distribution and         Other        Total Annual Fund
           Fee(1)      Service (12b-1) Fees(2)  Expenses(3)  Operating Expenses
-------------------------------------------------------------------------------
Balanced   0.65%       0.50%                    0.00%        1.15%

(1)  Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 13.

(3)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

The following replaces the Example chart on page 4 of the Advisor Class prospectus.

                 1 year      3 years      5 years             10 years
-------------------------------------------------------------------------------
Balanced         $117        $364         $630                $1,390

The following replaces the Annual Operating Expenses chart on page 4 of the
Institutional Class prospectus.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management  Distribution and       Other          Total Annual Fund
           Fee(1)      Service (12b-1) Fees   Expenses (2)   Operating Expenses
--------------------------------------------------------------------------------
Balanced   0.70%       None                   0.00%          0.70%

(1)  Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

The following replaces the Example chart on page 4 of the Institutional Class prospectus.

                  1 year      3 years       5 years             10 years
--------------------------------------------------------------------------------
Balanced          $71         $224          $389                $868

The following replaces the fifth paragraph on page 7 of the Investor Class prospectus.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Beginning August 1,
2000, for the services it provides to the fund, the advisor will receive a unified management fee of 0.90% of average net assets on the first $1 billion and 0.80% over $1 billion.

The following replaces the fifth paragraph on page 7 of the Advisor Class prospectus.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.75% of the average net assets of the Advisor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Beginning August 1,
2000, for the services it provides to the fund, the advisor will receive a unified management fee of 0.65% of average net assets on the first $1 billion and 0.55% over $1 billion.

The following replaces the fifth paragraph on page 7 of the Institutional Class prospectus.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.80% of the average net assets of the Institutional Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Beginning August 1,
2000, for the services it provides to the fund, the advisor will receive a unified management fee of 0.70% of average net assets on the first $1 billion and 0.60% over $1 billion.

SH-SPL-21584   0008

American Century

statement of
additional information

Growth Fund
Ultra(reg.sm) Fund
Select Fund
Vista Fund
Heritage Fund
Balanced Fund
Tax-Managed Value Fund
Giftrust(reg.sm) Fund
New Opportunities Fund
Limited-Term Bond Fund
Intermediate-Term Bond Fund
Bond Fund
High-Yield Fund
Veedot(SM) Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[left margin]
                                                                  MARCH 1, 2000

                                            American Century Mutual Funds, Inc.

  THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
   PROSPECTUSES, DATED MARCH 1, 2000, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
     PROSPECTUS. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT
    ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
                        AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
    INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH
      ARE DELIVERED TO ALL INVESTORS. YOU MAY  OBTAIN A FREE COPY OF THE FUNDS'
                         ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                   Funds Distributor, Inc. and American Century
                                        Investment Services, Inc., Distributors

TABLE OF CONTENTS

The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    2
   Growth, Ultra, Select, Vista, Heritage, Giftrust,

   Growth, Ultra, Select, Vista, Heritage,Tax-Managed Value,
   Giftrust, Veedot and the Equity Portion of Balanced ....................   34
   Limited-Term Bond, Intermediate-Term Bond, Bond,

www.americancentury.com                   American Century Investments        1

THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, other than Veedot, is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act).
Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot does not hold itself out as diversified. The fund is nondiversified.
Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW OPPORTUNITIES AND VEEDOT

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and using other techniques, such as those reflected in Table 1 on page 6, when such a course is deemed appropriate in order to attempt to attain a fund's

2         American Century Investments                            1-800-345-2021

investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in stocks identified as attractive by the funds' investment technology, regardless of the movement of stock prices, generally. However, should the funds' investment methodology fail to identify sufficient candidates, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The managers may use
S&P 500 Index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page
10, Short-Term Securities, page 12 and Futures and Options, page 13 .

                       INVESTOR CLASS          ADVISOR CLASS          INSTITUTIONAL CLASS

                     Ticker   Inception      Ticker   Inception       Ticker   Inception
Fund                 Symbol   Date           Symbol   Date            Symbol   Date
-------------------------------------------------------------------------------------------
Growth               TWCGX    10/31/1958     TWRAX    06/04/1997      TWGIX    06/16/1997
-------------------------------------------------------------------------------------------
Ultra                TWCUX    11/02/1981     TWUAX    10/02/1996      TWUIX    11/14/1996
-------------------------------------------------------------------------------------------
Select               TWCIX    10/31/1958     TWCAX    08/08/1997      TWSIX    03/13/1997
-------------------------------------------------------------------------------------------
Vista                TWCVX    11/25/1983     TWVAX    10/02/1996      TWVIX    11/14/1996
-------------------------------------------------------------------------------------------
Heritage             TWHIX    11/10/1987     ATHAX    07/11/1997      ATHIX    06/16/1997
-------------------------------------------------------------------------------------------
Balanced             TWBIX    11/20/1988     TWBAX    01/06/1997      N/A      N/A
-------------------------------------------------------------------------------------------
Tax-Managed Value    ACTIX    03/01/1999     N/A      N/A             N/A      N/A
-------------------------------------------------------------------------------------------
Giftrust             TWGTX    11/25/1983     N/A      N/A             N/A      N/A
-------------------------------------------------------------------------------------------
New Opportunities    TWNOX    12/26/1996     N/A      N/A             N/A      N/A
-------------------------------------------------------------------------------------------
Limited-Term Bond    ABLIX    03/01/1994     ABLAX    11/12/1997      N/A      N/A
-------------------------------------------------------------------------------------------
Intermediate-Term
Bond                 TWITX    03/01/1994     TWTAX    08/14/1997      N/A      N/A
-------------------------------------------------------------------------------------------
Bond                 TWLBX    03/02/1987     ABBAX    08/08/1997      N/A      N/A
-------------------------------------------------------------------------------------------
High-Yield           ABHIX    09/30/1997     N/A      N/A             N/A      N/A
-------------------------------------------------------------------------------------------
Veedot               ABVIX    11/30/1999     N/A      N/A             N/A      N/A
-------------------------------------------------------------------------------------------

BALANCED

In general, within the restrictions outlined here and in Balanced's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
Fund Investment Guidelines. The fund managers also may purchase foreign securities, convertible securities, stock index futures contracts and similar securities, and short-term securities. See Table 1, page 6.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset backed and similar securities. There are no

www.americancentury.com                   American Century Investments         3

maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-10 year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus.
For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, on page 42.

TAX-MANAGED VALUE

The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund manager will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. See Table 1.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND

To achieve their objectives, these funds may invest in diversified portfolios of high- and medium-grade debt securities payable in U.S. currency. Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment-grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term securities.

The funds may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the advisor, as follows:
short-term notes within the two highest categories, e.g., at least MIG-2 by
Moody's Investor Services (Moody's) or SP-2 by Standard and Poor's Corporation
(S&P); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P);
securities of the U.S. government and its agencies and instrumentalities
(described below); other types of securities rated at least P-2 by Moody's or
A-2 by S&P.

The managers will actively manage the portfolios, adjusting the weighted average portfolio maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on that fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2)
obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home
Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan
Mortgage Corporation, are supported only by the credit of the instrumentality.

Mortgage-related securities in which the funds may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security

4         American Century Investments                            1-800-345-2021

that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the funds, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See Basics of
Fixed-Income Investing, in the funds' Prospectus.

As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the managers, up to 100% of its assets in short-term securities. See Short-Term Securities, page 12. These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for the fund. The funds may buy and sell interest rate futures contracts relating to debt securities and bond indexes and may write and buy put and call options relating to interest rate futures contracts for the purpose of achieving their investment objectives. See Futures and Options, page
13.

HIGH-YIELD

The fund invests primarily in lower-rated, higher- yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase

*  government securities

*  zero-coupon, step-coupon and pay-in-kind securities

*  convertible securities

*  loan interests

*  common stock or other equity-related securities (limited to 20% of fund assets)

*  short-term securities

Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options.
See Futures and Options, page 13.

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's or D by
S&P, or in unrated securities that the managers deem of comparable quality.
The fund may hold securities with

www.americancentury.com                   American Century Investments         5

higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the managers may elect to treat such securities as unrated debt.

The fund will not purchase securities rated lower than B by both Moody's and
S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.

TABLE 1
------------------------------------------------------------------------------------------------------
                                           Limited-Term
                                               Bond,
               Growth                      Intermediate-      New                    Tax-
                Ultra      Vista    High    Term Bond,   Opportunities,            Managed
               Select    Heritage   Yield      Bond         Giftrust     Balanced   Value   Veedot
------------------------------------------------------------------------------------------------------
Foreign
Securities       X          X        40%        X              X            X         X        X
------------------------------------------------------------------------------------------------------
Convertible
Debt
Securities       X          X        X                         X            X         X        X
------------------------------------------------------------------------------------------------------
Short
Sales            X          X        X                         X            X         X        X
------------------------------------------------------------------------------------------------------
Portfolio
Lending          33 1/3%    33 1/3%  33 1/3%    33 1/3%        33 1/3%      33 1/3%   33 1/3%  33 1/3%
------------------------------------------------------------------------------------------------------
Derivative
Securities       X          X        X          X              X            X         X        X
------------------------------------------------------------------------------------------------------
Investments
in Companies
with Limited
Operating
Histories        5%         10%      15%        5%             10%          5%        X        10%
------------------------------------------------------------------------------------------------------
Other
Investment
Companies        10%        10%      10%        10%            10%          10%       10%      10%
------------------------------------------------------------------------------------------------------
Repurchase
Agreement        X          X        X          X              X            X         X        X
------------------------------------------------------------------------------------------------------
When-Issued
and Forward
Commitment
Agreements       X          X        X          X              X            X         X        X
------------------------------------------------------------------------------------------------------

6       American Century Investments                             1-800-345-2021

                                           Limited-Term
                                           Bond,
                 Growth                    Intermediate-  New                       Tax-
                 Ultra    Vista     High   Term Bond,     Opportunities,            Managed
                 Select   Heritage  Yield  Bond           Giftrust        Balanced  Value     Veedot
-----------------------------------------------------------------------------------------------------
Illiquid
  Securities     15%      15%       15%    15%            15%             15%       15%       15%
-----------------------------------------------------------------------------------------------------
Restricted
  Securities     X        X         X      X              X               X         X         X
-----------------------------------------------------------------------------------------------------
Short-Term
  Securities     X        X         X      35%            X               X         X         X
-----------------------------------------------------------------------------------------------------
Futures &
  Options        X        X         X      X              X               X         X         X
-----------------------------------------------------------------------------------------------------
Forward Currency
  Exchange
  Contracts      X        X         X      X              X               X         X         X
-----------------------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------------------
  Municipal
    Notes                           X      X                                        X
-----------------------------------------------------------------------------------------------------
  Municipal
    Bonds                           X      X                                        X
-----------------------------------------------------------------------------------------------------
  Variable- and
    Floating-Rate                   X      X                                        X
-----------------------------------------------------------------------------------------------------
  Obligations                       X      X                                        X
-----------------------------------------------------------------------------------------------------
  Obligations with Term
    Puts Attached                   X      X                                        X
-----------------------------------------------------------------------------------------------------
  Tender Option
    Bonds                           X      X                                        X
-----------------------------------------------------------------------------------------------------
  Zero-Coupon                       X      X
-----------------------------------------------------------------------------------------------------
  Inverse Floaters                  X      X                                        X
-----------------------------------------------------------------------------------------------------
  Loan Interests                    X
-----------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 6.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for High-Yield, which may invest up to 40%
of its assets in foreign securities.

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Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the sources, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income

8         American Century Investments                           1-800-345-2021

securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost.
These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

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Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with derivative investments, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

10       American Century Investments                            1-800-345-2021

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the
Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company;

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually

www.americancentury.com                   American Century Investments       11

receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

In addition, each fund may invest part of its assets in other investment companies, including money market funds. Under the Investment Company Act, a fund's investment

12         American Century Investments                          1-800-345-2021

in such securities, subject to certain exceptions, currently is limited to (a)
3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

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In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

14      American Century Investments                             1-800-345-2021

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contacts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.

The funds expect to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so;
    or

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for

www.americancentury.com                   American Century Investments       15

currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

16      American Century Investments                             1-800-345-2021

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Fixed-rate bonds subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds' investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the
Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting

www.americancentury.com                   American Century Investments       17

synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

18      American Century Investments                             1-800-345-2021

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject             Policy
--------------------------------------------------------------------------------
Senior Securities   A fund may not issue senior securities, except as
                    permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing           A fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending             A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                    would be lent to other parties, except (i) through the
                    purchase of debt securities in accordance with its
                    investment objective, policies and limitations or
                    (ii) by engaging in repurchase agreements with respect
                    to portfolio securities.

www.americancentury.com                  American Century Investments        19

Subject             Policy
--------------------------------------------------------------------------------
Real Estate         A fund may not purchase or sell real estate unless
                    acquired as a result of ownership of securities or other
                    instruments. This policy shall not prevent a fund from
                    investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration       A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                    issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities         A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                    instruments, provided that this limitation shall not
                    prohibit the fund from purchasing or selling options and
                    futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control             A fund may not invest for purposes of exercising control
                    over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions.
All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c)
utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Select and Heritage have an additional fundamental policy regarding investments in income-producing securities. Eighty percent of the assets of Select and 60%
of Heritage must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of Select's and 40% of
Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives. If the amount of assets that may be invested in non-income producing companies rises to
2% above the stated amount due to appreciation, the managers do not have to sell immediately. This strategy helps the fund by allowing the managers to make a strategic cut of the non-income producing stocks rather than making a quick sell decision or a series of small sells. No new non-income producing securities will be purchased if the fund is over the 20% or 40% limits for Select or Heritage, respectively.

20      American Century Investments                             1-800-345-2021

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject             Policy
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                    the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or
                    the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short, unless it owns
                    or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that
                    transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not purchase securities on margin, except to
                    obtain such short-term credits as are necessary for the
                    clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                    margin.
--------------------------------------------------------------------------------
Futures and         A fund may enter into futures contracts and write and buy
Options             put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with        A fund may invest a portion of its assets in the
Limited Operating   securities of issuers with limited operating histories.
Histories           An issuer is considered to have a limited operating history if that issuer has a record of less than three years of
                    continuous operation. Periods of capital formation,
                    incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds (other than the Veedot) are shown in the Financial Highlights table in the Prospectuses.

Tax-Managed Value Fund

The fund managers of Tax-Managed Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

www.americancentury.com                   American Century Investments       21

Other Funds

With respect to each other fund, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so.
Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc.
(ACIM); the funds' agent for transfer and administrative services, American
Century Services Corporation (ACSC); the parent corporation, American Century
Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI);
or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.

22      American Century Investments                             1-800-345-2021

                             Position(s)
Name (Age)                   Held With     Principal Occupation(s) During
                             Funds         Past Five Years
--------------------------------------------------------------------------------
James E. Stowers, Jr.* (76)  Director,     Chairman, Director and controlling
4500 Main Street             Chairman of   shareholder, ACC, Chairman, ACIM,
Kansas City, MO 64111        the Board     ACSC and seven other ACC
                                           subsidiaries
                                           Director, ACIM, ACSC and 11 other
                                           ACC subsidiaries(1)
--------------------------------------------------------------------------------
James E. Stowers III* (41)   Director      Chief Executive Officer and
4500 Main Street                           Director, ACC
seven                                      Chief Executive Officer, ACIM, ACSC
Kansas City, MO 64111                      and other ACC subsidiaries
                                           Director, ACIM, ACSC and 12 other
                                           ACC subsidiaries(2)
--------------------------------------------------------------------------------
Thomas A. Brown (59)         Director      Director of Plains States
4500 Main Street                           Development, Applied Industrial
Kansas City, MO 64111                      Technologies, Inc., a corporation
                                           engaged in the sale of bearings and
                                           power transmission products
--------------------------------------------------------------------------------
Robert W. Doering, M.D. (67) Director      Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)   Director      Senior Vice President and Director,
4500 Main Street                           Midwest Research Institute
Kansas City, MO 64111
--------------------------------------------------------------------------------
D.D. (Del) Hock (65)         Director      Retired, formerly Chairman, Public
4500 Main Street                           Service Company of Colorado;
Kansas City, MO 64111                      Director, Service Tech, Inc.,
                                           Hathaway Corporation, and
                                           J.D. Edwards & Company
--------------------------------------------------------------------------------
Donald H. Pratt (62)         Director,     Chairman and Director, Butler
4500 Main Street             Vice Chairman Manufacturing  Company
Kansas City, MO 64111        of the Board  Director, Atlas-Copco
                                           North America Inc
--------------------------------------------------------------------------------
Lloyd T. Silver, Jr. (72)    Director      Consultant and retired Chairman of
4500 Main Street                           LSC, Inc., manufacturer's
Kansas City, MO 64111                      representative

--------------------------------------------------------------------------------
M. Jeannine Strandjord (54)  Director      Senior Vice President, Long Distance
4500 Main Street                           Finance, Sprint Corporation;
Kansas City, MO 64111                      Director, DST Systems, Inc.
--------------------------------------------------------------------------------

(1)  Father of James E. Stowers III

(2)  Son of James E. Stowers, Jr.

Committees

The Board has four committees to oversee specific functions of the funds'
operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee     Members                 Function of Committee
--------------------------------------------------------------------------------
Executive     James E. Stowers, Jr.   The Executive Committee performs the
              James E. Stowers III    functions of the Board of Directors
              Donald H. Pratt         between Board meetings, subject to the
                                      limitations on its power set out in the
                                      Maryland General Corporation Law, and
                                      except for matters required by the
                                      Investment Company Act to be acted upon by
                                      the whole Board.
--------------------------------------------------------------------------------
Compliance    Thomas A. Brown         The Compliance Committee reviews the
              Donald H. Pratt         results of the funds' compliance testing
              Lloyd T. Silver, Jr.    program, reviews quarterly reports from
              Andrea C. Hall, Ph.D    the advisor to the Board regarding
                                      various compliance matters and monitors
                                      the implementation of the funds' Code of
                                      Ethics, including any violations.
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments       23

Committee     Members                 Function of Committee
--------------------------------------------------------------------------------
Audit         Jeannine Strandjord     The Audit Committee recommends the
              Robert W. Doering, M.D. engagement of the funds' independent
              D.D. (Del) Hock         auditors and oversees its activities.
                                      The Committee receives reports from the
                                      advisor's Internal Audit Department, which
                                      is accountable to the Committee. The
                                      Committee also receives reporting about
                                      compliance matters affecting the funds.
--------------------------------------------------------------------------------
Nominating    Donald H. Pratt         The Nominating Committee primarily
              D.D. (Del) Hock         considers and recommends individuals
              Andrea C. Hall, Ph.D.   for nomination as directors. The names of
                                      potential director candidate are drawn
                                      from a number of sources, including
                                      recommendations from members of the Board,
                                      management and shareholders. This
                                      committee also reviews and makes
                                      recommendations to the Board with respect
                                      to the composition of Board committees and
                                      other Board-related matters, including its
                                      organization, size, composition,
                                      responsibilities, functions and
                                      compensation.
--------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets.
Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------
                            Total Compensation     Total Compensation from
                            from the               the American Century Family
Name of Director            Funds(1)               of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown             $52,415                $62,666
Robert W. Doering, M.D.     $51,299                $61,250
Andrea C. Hall, Ph.D.       $51,736                $61,750
D.D. (Del) Hock             $49,848                $61,500
Donald H. Pratt             $53,531                $63,917
Lloyd T. Silver, Jr.        $51,453                $61,500
M. Jeannine Strandjord      $52,545                $63,167
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
October 31, 1999, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred
Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in  the preceding table is as follows: Mr. Brown, $13,975;
Dr. Hall, $22,004; Mr. Hock, $33,989; Mr. Pratt, $15,108;  Mr. Silver, $26,325
and Ms. Strandjord, $39,347.

(2) Includes compensation paid by the six investment company members of the
American Century family of funds served by this Board.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

24      American Century Investments                             1-800-345-2021

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 1999.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC), or the funds'
distributor (FDI), as specified in the following table.

Name (Age)               Positions Held      Principal Occupation(s)
Address                  With Funds          During Past Five Years
--------------------------------------------------------------------------------
George A. Rio (45)       President           Executive Vice President and
60 State Street                              Director of Client Services, FDI
Boston, MA 02109                             (March 1998 to present)
                                             Senior Vice President and Senior
                                             Key Account Manager, Putnam Mutual
                                             Funds  (June 1995 to March 1998)
                                             Director Business Development,
                                             First Data Corporation
                                             (May 1994 to June 1995)
--------------------------------------------------------------------------------
Christopher J.
Kelley (35)              Vice President      Vice President and Associate
60 State Street                              General Counsel, FDI
Boston, MA 02109                             (since July 1996)
                                             Assistant Counsel, Forum Financial
                                             Group (April 1994 to July 1996)
--------------------------------------------------------------------------------
Mary A. Nelson (35)      Vice President      Vice President and Manager of
60 State Street                              Treasury Services  and
Boston, MA 02109                             Administration, FDI
                                             (1994 to present)
--------------------------------------------------------------------------------
Maryanne Roepke,
CPA (44)                 Vice President      Senior Vice President and
4500 Main Street         and Treasurer       Treasurer, ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments      25

Name (Age)                Positions Held     Principal Occupation(s)
Address                   With Funds         During Past Five Years
--------------------------------------------------------------------------------
David C. Tucker (41)      Vice President     Senior Vice President, ACIM, ACSC
4500 Main Street                             and four other ACC subsidiaries
Kansas City, MO 64111                        (June 1998 to present)
                                             General Counsel, ACC and nine ACC
                                             subsidiaries (June 1998 to present)
                                             Consultant to mutual fund industry
                                             (May 1997 to April 1998) Vice
                                             President and General Counsel,
                                             Janus Companies (1990 to 1997)
--------------------------------------------------------------------------------
Paul J. Carrigan Jr. (50) Secretary          Secretary, ACC (February 1998
4500 Main Street                             to present)
Kansas City, MO 64111                        Director of Legal Operations
                                             (February 1996 to present)
                                             Board Communications Manager, The
                                             Benham Company (April 1994 to
                                             January 1996)
--------------------------------------------------------------------------------
C. Jean Wade (36)         Controller         Vice President and Controller-Fund
4500 Main Street                             Accounting, ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------
Merele May (37)           Controller         Vice President, Controller-Fund
4500 Main Street                             Accounting, ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (32)           Tax Officer        Vice President of Taxation, ACSC
4500 Main Street                             (1996 to present)
Kansas City, MO 64111                        Vice President, ACIM and 15 other
                                             ACC subsidiaries (April 1999
                                             to present)
                                             Treasurer, American Century
                                             Ventures, Inc. (December 1999 to
                                             present)
                                             Tax Manager, Price Waterhouse LLP
                                             (1989 to 1996)
--------------------------------------------------------------------------------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February 4, 2000, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                                               Percentage of
                                                                  Shares
Fund                  Shareholder                               Outstanding
--------------------------------------------------------------------------------
Growth
Investor              State Street Bank and Trust Co. Trustee
                      Martin Marietta Profit Sharing
                      Plan and Trust
                      Boston, Massachusetts                     10.8%

Advisor               UMBSC & CO FBO Diamant Boart,
                      Kansas City, Missouri                     24.2%

                      UMB NA Trustee
                      Trendwest Resorts Inc 401K Plan and Trust
                      Kansas City, Missouri                     25.5%

Institutional         Charles Schwab & Co Inc.
                      San Francisco, California                 24.0%

                      North Carolina Engineering Foundation Inc.
                      Raleigh, North Carolina                   8.5%

                      American Century Profit Sharing and 401K
                      Savings Plan and Trust
                      Kansas City, Missouri                     50.4%
--------------------------------------------------------------------------------

26      American Century Investments                             1-800-345-2021

                                                              Percentage of
                                                                Shares
Fund                  Shareholder                             Outstanding
--------------------------------------------------------------------------------
Growth                American Century Services Corporation
Institutional         Stock Option Surrender Plan Trust
                      Kansas City, Missouri                     6.9%

                      American Century Money Purchase
                      Plan and Trust
                      Kansas City, Missouri                     5.7%
--------------------------------------------------------------------------------
Select
Advisor               Saxon & Co, FBO
                      Philadelphia, Pennsylvania                21.0%

                      Principal Life Insurance Company
                      Des Moines, Iowa                          19.0%

                      United Missouri Bank Trustee
                      Carolina First Bancshares Profit
                      Sharing Plan
                      Kansas City, Missouri                     10.0%

Institutional         The Chase Manhattan Bank NA Trustee
                      Robert Bosch Corporation New Star
                      Plan and Trust
                      New York, New York                        51.6%

                      UMB NA Trustee
                      Buckeye Pipe Line Services Company
                      Retirement and Savings Plan
                      Kansas City, Missouri                     11.6%
--------------------------------------------------------------------------------
Heritage
Investor              Bankers Trust Company Trustee
                      Kraft General Foods Inc. Master Savings
                      Plan and Trust
                      Jersey City, New Jersey                   21.0%

                      Bankers Trust Company Trustee
                      Philip Morris Deferred Profit Sharing
                      Plan and Trust
                      Jersey City, New Jersey                   12.6%

Advisor               Saxon & Co, FBO
                      Philadelphia, Pennsylvania                5.5%

                      North Carolina Trust Company TTEE
                      Greensboro Orthopedic Century Inc.
                      Employees Savings PL & PS Plan,
                      Greensboro, North Carolina                80.8%

Institutional         American Century Profit Sharing and
                      401K Savings Plan and Trust
                      Kansas City, Missouri                     92.5%
--------------------------------------------------------------------------------
Ultra
Investor              Charles Schwab & Co Inc.
                      San Francisco, California                 7.6%

Advisor               First Union National Bank Custodian for
                      Various Retirement Plans
                      Charlotte, North Carolina                 6.8%

                      Invesco Trust Co TTTEE, Magellan Health
                      Services Retirement Savings Plan
                      Concord, California                       9.5%

                      Principal Life Insurance Company
                      Des Moines, Iowa                          6.3%

                      American Chamber of Commerce Executives
                      Amended & Restated MPP Plan and Trust
                      Springfield, Missouri                     8.2%
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments      27

                                                                   Percentage of
                                                                          Shares
Fund                  Shareholder                               Outstanding
--------------------------------------------------------------------------------
Ultra
Institutional         The Chase Manhattan Bank NA Trustee
                      Robert Bosch Corporation New Star
                      Plan and Trust
                      New York, New York                        37.9%

                      Deferred PS Plan of Morgan Guaranty
                      Trust Co of NY and Affiliated
                      Companies for US Employees
                      New York, New York                        21.0%

                      American Century Profit Sharing and
                      401K Savings Plan and Trust
                      Kansas City, Missouri                     9.8%

                      A G Investments Co
                      Wilmington, Delaware                      7.8%

                      Morgan Guaranty Trust Company of
                      New York Trustee Champion International
                      Corporation Savings Plan  For
                      Salaried Employees Plan Trust
                      New York, New York                        10.3%
--------------------------------------------------------------------------------
Vista
Advisor               DB Alex. Brown LLC, FBO
                      Baltimore, Maryland                       7.0%

                      American Chamber of Commerce Executives
                      Amended & Restated MPP Plan and Trust
                      Springfield, Missouri                     62.7%

Institutional         American Century Profit Sharing and
                      401K Savings Plan and Trust
                      Kansas City, Missouri                     81.6%

                      American Century Services Corporation
                      Stock Option Surrender Plan Trust
                      Kansas City, Missouri                     5.3%

                      American Century Money Purchase
                      Plan and Trust
                      Kansas City, Missouri                     5.9%
--------------------------------------------------------------------------------
Bond
Investor              Charles Schwab & Co Inc.
                      San Francisco, CA                         7.9%

Advisor               UMBSC & CO, FBO Manufacturers
                      Bank & Trust,
                      Kansas City, Missouri                     15.4%

                      HOCO
                      Kansas City, Missouri                     10.1%

                      Bauer & Co
                      New York, New York                        13.2%

                      Blush & Co 867795
                      New York, New York                        39.3%
--------------------------------------------------------------------------------
Balanced
Advisor               UMBSC & CO, FBO Fike Corp
                      Kansas City, Missouri                     9.4%

                      UMBSC & CO, FBO Bud Brown Chrysler
                      Kansas City, Missouri                     11.6%

                      Fulvest & Co
                      Lancaster, Pennsylvania                   48.4%
--------------------------------------------------------------------------------

28      American Century Investments                             1-800-345-2021

                                                                   Percentage of
                                                                          Shares
Fund                  Shareholder                               Outstanding
--------------------------------------------------------------------------------
Limited Term Bond
Investor              F. Woodrow Coleman III
                      Tampa, Florida                            13.2%

                      American Century Investment
                      Management Inc. Portfolio Accounting
                      Separate Account
                      Kansas City, Missouri                     20.9%

Advisor               UMBSC & CO, FBO First American Bank Co
                      Kansas City, Missouri                     20.7%

                       Dai Ichi Kangyo Bank of California
                      Trustee FBO Plan Member Services
                      Los Angeles, California                   45.0%
--------------------------------------------------------------------------------
Intermediate-Term Bond
Investor              Charles Schwab & Co Inc
                      San Francisco, California                 8.7%

                      American Century Investment
                      Management Inc. Portfolio Accounting
                      Separate Account
                      Kansas City, Missouri                     8.6%

                      The Chase Manhattan Bank NA Trustee
                      GZA GEO Environmental Inc. Restated
                      401K Profit Sharing Plan and Trust
                      New York, New York                        5.0%

Advisor               Donaldson Lufkin Jenrette Securities
                      Corporation Inc.
                      Jersey City, New Jersey                   6.6%

                      United Missouri Bank Trustee
                       Carolina First Bancshares Profit
                      Sharing Plan
                      Kansas City, Missouri                     10.2%
--------------------------------------------------------------------------------
New Opportunities     None
--------------------------------------------------------------------------------
High Yield            American Century Investment
                      Management Inc. Portfolio Accounting
                      Separate Account
                      Kansas City, Missouri                     15.8%
--------------------------------------------------------------------------------
Veedot                None
--------------------------------------------------------------------------------
Tax-Managed Value     None
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of February 4,
2000, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

www.americancentury.com                   American Century Investments       29

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. Ultra, Balanced,
Tax-Managed Value and Veedot have a stepped fee structure, as follows:

Fund                        Class              Percentage of Net Assets
--------------------------------------------------------------------------------
Ultra                       Investor           1.00% of first $20 billion
                                               0.95% over $20 billion
                            ----------------------------------------------------
                            Institutional      0.80% of first $20 billion
                                               0.75% over $20 billion
                            ----------------------------------------------------
                            Advisor            0.75% of first $20 billion
                                               0.70% over $20 billion
--------------------------------------------------------------------------------
Balanced                    Investor           0.90% of first $1 billion
                                               0.80% over $1 billion
                            ----------------------------------------------------
                            Institutional      0.70% of first $1 billion
                                               0.60% over $1 billion
                            ----------------------------------------------------
                            Advisor            0.65% of first $1 billion
                                               0.55% over $1 billion
--------------------------------------------------------------------------------
Tax-Managed Value           Investor           1.10% of first $500 million
                                               1.00% of next $500 million
                                               0.90% over $1 billion
                            ----------------------------------------------------
                            Institutional      0.90% of first $500 million
                                               0.80% of next $500 million
                                               0.70% over $1 billion
                            ----------------------------------------------------
                            Advisor            0.85% of first $500 million
                                               0.75% of next $500 million
                                               0.65% over $1 billion
--------------------------------------------------------------------------------
Veedot                      Investor           1.50% of first $500 million
                                               1.45% of next $500 million
                                               1.40% over $1 billion
                            ----------------------------------------------------
                            Institutional      1.30% of first $500 million
                                               1.25% of next $500 million
                                               1.20% over $1 billion
                            ----------------------------------------------------
                            Advisor            1.25% of first $500 million
                                               1.20% of next $500 million
                                               1.15% over $1 billion
--------------------------------------------------------------------------------

The other funds do not have a stepped fee. Their management fee is described in their respective Prospectuses.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

30      American Century Investments                             1-800-345-2021

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

www.americancentury.com                   American Century Investments       31

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 1999, 1998 and 1997, are indicated in the following tables.

UNIFIED MANAGEMENT FEES (INVESTOR CLASS)
------------------------------------------------------------------------------
Fund                     1999                1998               1997
------------------------------------------------------------------------------
Growth                    $75,334,938        $57,367,329         $48,473,362
Ultra                    $323,012,542       $246,426,714        $204,740,370
Select                    $68,649,039        $53,760,572         $44,667,241
Vista                      $9,522,370        $13,820,810         $19,603,205
Heritage                   $9,817,953        $12,484,448         $11,959,662
Balanced                   $9,452,864         $9,501,108          $9,021,923
Tax-Managed Value            $276,382                N/A                 N/A
Giftrust                   $9,559,715         $9,584,768          $9,052,939
New Opportunities          $4,174,987         $3,605,875          $2,150,593
Veedot                            N/A                N/A                 N/A
Limited-Term Bond            $130,779           $129,239             $78,059
Intermediate-Term Bond       $215,378           $159,444            $131,721
Bond                       $1,084,745         $1,088,573          $1,057,852
High-Yield                   $360,784           $245,103              $8,462
------------------------------------------------------------------------------

UNIFIED MANAGEMENT FEES (ADVISOR CLASS AND INSTITUTIONAL CLASS)
------------------------------------------------------------------------------
Fund                      1999                1998              1997
------------------------------------------------------------------------------
Growth
Advisor                      $70,294           $26,893            $1,341(1)
Institutional                 $8,214            $3,902              $520(2)
------------------------------------------------------------------------------
Ultra
Advisor                   $1,351,217          $502,147          $151,348(1)
Institutional               $423,827           $72,042           $29,381(2)
------------------------------------------------------------------------------
Select
Advisor                      $37,600           $11,281            $2,076(1)
Institutional               $137,485          $106,461           $58,797(2)
------------------------------------------------------------------------------
Vista
Advisor                      $41,307           $41,497           $47,319(1)
Institutional                 $1,048           $27,834           $80,429(2)
------------------------------------------------------------------------------
Heritage
Advisor                       $8,268            $5,250              $256(1)
Institutional                   $660              $737              $386(2)
------------------------------------------------------------------------------
Balanced
Advisor                      $67,602           $48,200           $24,173(1)
------------------------------------------------------------------------------
Limited-Term Bond
Advisor                       $5,538            $2,289                    -
------------------------------------------------------------------------------
Intermediate-Term Bond
Advisor                      $21,941           $13,376              $482(1)
------------------------------------------------------------------------------
Bond
Advisor                      $10,937            $7,793              $307(1)
------------------------------------------------------------------------------

(1) The inception dates for the Advisor Class of the funds are Growth, June 4,
1997; Select, August 8, 1997; Heritage, July 11, 1997; Balanced, January 6,
1997; Intermediate-Term Bond, August 14, 1997; and Bond, August 8, 1997.

(2) The inception dates for the Institutional Class shares of the funds are
Growth and Heritage, June 16, 1997; Select, March 13, 1997; and Ultra and Vista,
November 14, 1996.

32      American Century Investments                             1-800-345-2021

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor,
Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for
(1) providing certain officers of the fund and (2) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of
FDI are paid by the advisor out of its unified fee.

DISTRIBUTOR

The funds' shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston
Institutional Group, Inc. The distributor's principal business address is 60
State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri
64106. As the independent auditor of the funds, Deloitte & Touche LLP provides services including

(1) audit of the annual financial statements for each fund,

(2) assistance and consultation in connection with SEC filings and

(3) review of the annual federal income tax return filed for each fund.

www.americancentury.com                   American Century Investments       33

BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, TAX-MANAGED VALUE, GIFTRUST, VEEDOT AND
THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended October 31, 1999, 1998 and 1997, the brokerage commissions of each fund were:

Fund                     1999                 1998                 1997
--------------------------------------------------------------------------------
Select                   $10,047,034          $12,083,920          $ 6,524,088
Heritage                   2,371,345            3,733,656            1,649,678
Growth                     6,844,600           10,326,945            5,774,694
Ultra                     13,462,555           46,022,210           33,165,434
Vista                      2,964,425            5,035,186            2,569,051
Tax-Managed Value             32,592                  N/A                  N/A
Giftrust                   1,495,040            1,848,117            1,329,818
Balanced                   1,352,613            1,112,389              957,506
New Opportunities            513,503              420,737              264,078
Veedot                           N/A                  N/A                  N/A
--------------------------------------------------------------------------------

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

34      American Century Investments                             1-800-345-2021

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND, BOND,  HIGH-YIELD AND THE
FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
October 31, 1997, 1998, and 1999, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the 14 funds named on the front of this Statement of Additional
Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure," which follows.
Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

American Century Investments                             1-800-345-2021      35

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an
Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and
Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services
Plan, with respect to the Advisor Class (the Plan). The Plan is described below

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of
Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors)
annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

36       www.americancentury.com                   American Century Investments

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the funds' Board of Directors has adopted a Master
Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor
Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended October 31, 1999, the aggregate amount of fees paid under the Plan were:

Growth                             $46,842

Ultra                             $900,443

Select                             $25,056

Vista                              $27,537

Heritage                            $5,512

Balanced                           $45,057

Limited-Term Bond                   $6,151

Intermediate-Term Bond             $21,932

Bond                                $9,940

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

American Century Investments                             1-800-345-2021      37

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 1999, the amount of fees paid under the
Plan for shareholder services were:

Growth                             $23,421

Ultra                             $450,221

Select                             $12,528

Vista                              $13,768

Heritage                            $2,756

Balanced                           $22,528

Limited-Term Bond                   $3,075

Intermediate-Term Bond             $10,966

Bond                                $4,970

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, distributor;

(d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the
    NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

38       www.americancentury.com                   American Century Investments

During the fiscal year ended October 31, 1999, the amount of fees paid under the
Plan for distribution services were:

Growth                             $23,421

Ultra                             $450,221

Select                             $12,528

Vista                              $13,768

Heritage                            $2,756

Balanced                           $22,528

Limited-Term Bond                   $3,075

Intermediate-Term Bond             $10,966

Bond                                $4,970

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed

American Century Investments                             1-800-345-2021      39

by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds'
portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70%
dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain

40       www.americancentury.com                   American Century Investments

countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS.
Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31%
withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

American Century Investments                             1-800-345-2021      41

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

EQUITY FUNDS

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The tables on page 42 set forth the average annual total return for the various classes of the equity funds and the equity portion of Balanced for the one-, five- and 10-year periods (or the period since inception) ended October 31,
1999, the last day of the funds' fiscal year.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information for Veedot is not available as of the date of this Statement of Additional Information.

42       www.americancentury.com                   American Century Investments

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
----------------------------------------------------------------------------------------
Fund                   1 year   5 years   10 years   From Inception   Inception Date
----------------------------------------------------------------------------------------
Growth                 36.31%   22.30%    16.43%     19.08%           June 30, 1971(1)
Ultra                  37.94%   24.19%    22.12%     18.86%           November 2, 1981
Select                 31.22%   23.26%    15.09%     17.67%           June 30, 1971(1)
Vista                  66.24%   11.86%    11.35%     12.08%           November 25, 1983
Heritage               30.71%   13.77%    12.09%     14.81%           November 10, 1987
Balanced               12.03%   13.84%    11.73%     12.41%           October 20, 1988
Giftrust               59.05%   10.05%    16.83%     17.71%           November 25, 1983
New Opportunities      92.03%   N/A       N/A        23.75%           December 26, 1996
Tax-Managed Value      x        N/A       N/A         3.60%           March 31, 1999
Veedot                 N/A      N/A       N/A        N/A              November 30, 1999
----------------------------------------------------------------------------------------

(1) Commenced operations on June 30, 1971. Although the fund's actual inception date was October 31, 1958, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
--------------------------------------------------------------------------------
Fund            1 year            From Inception       Inception Date
--------------------------------------------------------------------------------
Growth          35.93%            28.79%               June 4, 1997
Ultra           37.63%            23.84%               October 2, 1996
Select          30.87%            22.27%               August 8, 1997
Vista           65.87%             1.54%               October 2, 1996
Heritage        30.37%             5.96%               July 11, 1997
Balanced        11.74%            12.60%               January 6, 1997
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Fund            1 year            From Inception       Inception Date
--------------------------------------------------------------------------------
Growth          36.62%            26.84%               June 16, 1997
Ultra           38.21%            23.75%               November 14, 1996
Select          31.47%            28.32%               March 13, 1997
Vista           66.42%             4.48%               November 14, 1996
Heritage        30.92%             8.27%               June 16, 1997
--------------------------------------------------------------------------------

American Century Investments                             1-800-345-2021      43

FIXED INCOME FUNDS AND BALANCED

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations for the various classes of the fixed-income funds and Balanced for the 30-day period ended October 31, 1999, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.

Fund                           Investor Class           Advisor Class
--------------------------------------------------------------------------------
Limited-Term Bond              5.95%                    5.69%
Intermediate-Term Bond         6.29%                    5.99%
Bond                           6.59%                    6.34%
Balanced                       2.52%                    2.28%
High-Yield                     9.24%                    N/A
--------------------------------------------------------------------------------

The fixed-income funds may also elect to advertise cumulative total return and average annual total return, computed as described above.

The following table shows the cumulative total return and the average annual total return of the Investor Class of the fixed income funds since their respective dates of inception (as noted) through October 31, 1999.

                             Cumulative
                             Total Return      Average
                             Since             Annual           Date of
Fund                         Inception         Total Return     Inception
----------------------------------------------------------------------------------
Limited-Term Bond             33.61%            5.24%           March 1, 1994
Intermediate-Term Bond        36.03%            5.58%           March 1, 1994
Bond                         134.87%            6.98%           March 3, 1987
Balanced                     263.18%           12.41%           October 20, 1988
High-Yield                     2.27%            1.08%           September 30, 1997
----------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any

44       www.americancentury.com                   American Century Investments

mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar,
Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson
Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds (other than Veedot) are included in the
Annual Reports to shareholders for the fiscal year or period ended October 31,
1999. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of
Additional Information.

American Century Investments                             1-800-345-2021      45

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P            Moody's         Description
--------------------------------------------------------------------------------
AAA            Aaa             These are the highest ratings assigned by
                               S&P and Moody's to a debt obligation. They
                               indicate an extremely strong capacity to pay
                               interest and repay principal.
--------------------------------------------------------------------------------
AA             Aa              Debt rated in this category is considered to
                               have a very strong capacity to pay interest and
                               repay principal and differs from AAA/Aaa issues
                               only in a small degree.
--------------------------------------------------------------------------------
A              A               Debt rated A has a strong capacity to pay
                               interest and repay principal, although it is
                               somewhat more susceptible to the adverse effects
                               of changes in circumstances and economic
                               conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB            Baa             Debt rated BBB/Baa is regarded as having an
                               adequate capacity to pay interest and repay
                               principal. Whereas it normally exhibits adequate
                               protection parameters, adverse economic
                               conditions or changing circumstances are more
                               likely to lead to a  weakened capacity to pay
                               interest and repay principal for debt in this
                               category than in higher-rated categories.
--------------------------------------------------------------------------------
BB             Ba              Debt rated BB/Ba has less near-term vulnerability
                               to default than other speculative issues.
                               However, it faces major ongoing uncertainties or
                               exposure to adverse business, financial or
                               economic conditions that could lead to
                               inadequate capacity to meet timely interest and
                               principal payments. The BB rating category also
                               is used for debt subordinated to senior debt that
                               is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B              B               Debt rated B has a greater vulnerability to
                               default but currently has the capacity to meet
                               interest payments and principal repayments.
                               Adverse business, financial or economic
                               conditions will likely impair capacity or
                               willingness to pay interest and repay principal.
                               The B rating category is also used for debt
                               subordinated to senior debt that is assigned an
                               actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC            Caa             Debt rated CCC/Caa has a currently identifiable
                               vulnerability to default and is dependent upon
                               favorable business, financial and economic
                               conditions to meet timely payment of interest
                               and repayment of principal. In the event of
                               adverse business, financial or economic
                               conditions, it is not likely to have the
                               capacity to pay interest and repay principal.
                               The CCC/Caa rating category is also used for
                               debt subordinated to senior debt that is
                               assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC             Ca              The rating CC/Ca typically is applied to debt
                               subordinated to senior debt that is assigned an
                               actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C              C               The rating C typically is applied to debt
                               subordinated to senior debt, which is assigned
                               an actual or implied CCC-/Caa3 debt rating. The C
                               rating may be used to cover a situation where a
                               bankruptcy petition has been filed, but debt
                               service payments are continued.
--------------------------------------------------------------------------------

46       www.americancentury.com                   American Century Investments

S&P           Moody's         Description
--------------------------------------------------------------------------------
CI             --              The rating CI is reserved for income bonds on
                               which no interest is being paid.
--------------------------------------------------------------------------------
D              D               Debt rated D is in payment default. The D rating
                               category is used when interest payments or
                               principal payments are not made on the date due
                               even if the applicable grace period has not
                               expired, unless S&P believes that such payments
                               will be made during such grace period. The D
                               rating also will be used upon the filing of a
                               bankruptcy petition if debt service payments
                               are jeopardized.
-------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
-------------------------------------------------------------------------------
S&P            Moody's         Description
-------------------------------------------------------------------------------
A-1            Prime-1         This indicates that the degree of safety
               (P-1)           regarding timely payment is strong. Standard &
                               Poor's rates those issues determined to possess
                               extremely strong safety characteristics as A-1+.
-------------------------------------------------------------------------------
A-2            Prime-2         Capacity for timely payment on commercial paper
               (P-2)           is satisfactory, but the relative degree of
                               safety is not as high as for issues designated
                               A-1. Earnings trends and coverage ratios, while
                               sound, will be more subject to variation.
                               Capitalization characteristics, while still
                               appropriated, may be more affected by external
                               conditions. Ample alternate liquidity is
                               maintained.
-------------------------------------------------------------------------------
A-3            Prime-3         Satisfactory capacity for timely repayment.
               (P-3)           Issues that carry this rating are somewhat more
                               vulnerable to the adverse changes in
                               circumstances than obligations carrying the
                               higher designations.

NOTE RATINGS
-------------------------------------------------------------------------------
S&P            Moody's         Description
-------------------------------------------------------------------------------
SP-1           MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                               protection from established cash flows of funds
                               for their servicing or from established and
                               broad-based access to the market for
                               refinancing, or both.
-------------------------------------------------------------------------------
SP-2           MIG-2; VMIG-2   Notes are of high quality with
                               margins of protection ample, although not so
                               large as in the preceding group.
-------------------------------------------------------------------------------
SP-3           MIG-3; VMIG-3   Notes are of favorable quality, with all
                               security elements accounted for, but lacking
                               the undeniable strength of the preceding grades.
                               Market access for refinancing, in particular,
                               is likely to be less well established.
-------------------------------------------------------------------------------
SP-4           MIG-4; VMIG-4   Notes are of adequate quality,
                               carrying specific risk but having protection and
                               not distinctly or predominantly speculative.

American Century Investments                             1-800-345-2021      47

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds'
performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person       SEC Public Reference Room
                Washington, D.C.
                Call 202-942-8090 for
                location and hours.

On the Internet * EDGAR database at www.sec.gov

                * By email request at publicinfo@sec.gov

By mail         SEC Public Reference Section
                Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

-------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-21583   0008